Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of borrowings

(in millions)	As of June 30, 2015	As of December 31, 2014
Short-term borrowings:
Foreign lines of credit and other arrangements	$27	$68
Senior secured revolving credit facility	204	10
Total short-term borrowings	231	78
Current portion of long-term borrowings:
4.95% Unsecured notes due 2015	—	10
Capital lease obligations	76	73
Total current portion of long-term borrowings	76	83
Total Short-term and current portion of long-term borrowings	307	161
Long-term borrowings:
Senior secured term loan facility due March 2017, net of unamortized discount of $5 and $7	1,454	1,454
Senior secured term loan facility due March 2018, net of unamortized discount of $34 and $42	4,913	4,935
Senior secured term loan facility due September 2018, net of unamortized discount of $20 and $23	988	985
Senior secured term loan facility due March 2021, net of unamortized discount of $10 and $11	1,166	1,180
7.375% Senior secured first lien notes due 2019, net of unamortized discount of $11 and $13	1,584	1,582
8.875% Senior secured first lien notes due 2020, net of unamortized discount of $9 and $10	501	500
6.75% Senior secured first lien notes due 2020, net of unamortized discount of $8 and $10	1,389	1,387
8.25% Senior secured second lien notes due 2021, net of unamortized discount of $10 and $11	1,990	1,989
8.75% Senior secured second lien notes due 2022, net of unamortized discount of $5 and $6	995	994
12.625% Senior unsecured notes due 2021, net of unamortized discount of $15 and $16	2,985	2,984
10.625% Senior unsecured notes due 2021, net of unamortized discount of $6 and $8	524	522
11.25% Senior unsecured notes due 2021, net of unamortized discount of $4 and $5	506	505
11.75% Senior unsecured subordinated notes due 2021, net of unamortized discount of $0 and $0	1,609	1,609
Capital lease obligations	117	134
Total long-term borrowings	20,721	20,760
Total borrowings	$21,028	$20,921

	As of December 31,
(in millions)	2014	2013
Short-term borrowings
Foreign lines of credit and other arrangements	$68	$68
Senior secured revolving credit facility	10	—
Total Short-term borrowings	78	68

Current portion of long-term borrowings:
4.85% Unsecured notes due 2014, net of unamortized discount of $0	—	4
4.95% Unsecured notes due 2015, net of unamortized discount of $0	10	—
Capital lease obligations	73	74
Total Current portion of long-term borrowings	83	78
Total Short-term and current portion of long-term borrowings	161	146

Long-term borrowings:
Senior secured term loan facility due March 2017, net of unamortized discount of $7 and $20	1,454	2,661
Senior secured term loan facility due March 2018 (a), net of unamortized discount of $42 and $22	4,935	4,656
Senior secured term loan facility due September 2018 (a), net of unamortized discount of $23 and $23	985	985
Senior secured term loan facility due March 2021, net of unamortized discount of $11	1,180	—
7.375% Senior secured first lien notes due 2019, net of unamortized discount of $13 and $14	1,582	1,581
8.875% Senior secured first lien notes due 2020, net of unamortized discount of $10 and $12	500	498
6.75% Senior secured first lien notes due 2020 (b), net of unamortized discount of $10 and $20	1,387	2,129
8.25% Senior secured second lien notes due 2021, net of unamortized discount of $11 and $13	1,989	1,987
8.75% Senior secured second lien notes due 2022, net of unamortized discount of $6 and $6	994	994
12.625% Senior unsecured notes due 2021, net of unamortized discount of $16 and $19	2,984	2,981
10.625% Senior unsecured notes due 2021 (b), net of unamortized discount of $8 and $16	522	799
11.25% Senior unsecured notes due 2021 (b), net of unamortized discount of $5 and $15	505	770
11.25% Senior unsecured subordinated notes due 2016	—	750
11.75% Senior unsecured subordinated notes due 2021 (b), net of unamortized discount of $0 and $25	1,609	1,725
4.95% Unsecured notes due 2015, net of unamortized discount of $1	—	9
Capital lease obligations	134	89
Total Long-term borrowings	20,760	22,614
Total Borrowings	$20,921	$22,760

(a)	Repriced and amended on July 18, 2014. See "Senior Secured Term Loan Facility" below for additional information.

(b)	Partially redeemed with proceeds of private placement on July 11, 2014 and July 21, 2014. See "Debt Repurchase" below for additional information.

Overview of the impact to previously filed financial statements
As discussed in Note 1, the following tables provide an overview of the impact of the correction of immaterial errors to previously filed financial statements related to debt modifications and extinguishments. The impacts of these changes have been reflected throughout the consolidated financial statements.

Consolidated Balance Sheets Information

	As of December 31, 2014		As of December 31, 2013
(in millions, except per share amounts)	As previously reported	As adjusted	As previously reported	As adjusted
Other long-term assets	$915	$846	$836	$774
Total assets	34,269	34,200	35,240	35,178
Long-term borrowings	20,711	20,760	22,557	22,614
Long-term deferred tax liabilities	521	521	553	552
Total liabilities	31,551	31,600	33,478	33,534
Accumulated loss	(9,429)	(9,547)	(8,285)	(8,403)
Total First Data Corporation stockholder's deficit	(452)	(570)	(1,490)	(1,608)
Total equity	2,648	2,530	1,693	1,575
Total liabilities and equity	34,269	34,200	35,240	35,178

Consolidated Statements of Operations Information

	As of December 31, 2014		As of December 31, 2013		As of December 31, 2012
	As previously reported	As adjusted	As previously reported	As adjusted	As previously reported	As adjusted
Loss on debt extinguishment	$(260)	$(274)	$—	$(79)	$—	$(56)
Interest expense	(1,753)	(1,739)	(1,881)	(1,867)	(1,898)	(1,896)
Income tax expense (benefit)	82	82	87	105	(224)	(243)
Loss before income taxes and equity earnings in affiliates	(403)	(403)	(793)	(858)	(909)	(963)
Net loss	(265)	(265)	(692)	(775)	(527)	(562)
Net loss attributable to First Data Corporation	(458)	(458)	(869)	(952)	(701)	(736)
Comprehensive loss	(616)	(616)	(728)	(811)	(478)	(513)
Comprehensive loss attributable to First Data Corporation	(798)	(798)	(906)	(989)	(655)	(690)
Net loss per share, basic and diluted	(458,000)	(458,000)	(869,000)	(952,000)	(701,000)	(736,000)

Consolidated Statements of Cash Flow Information

	As of December 31, 2014		As of December 31, 2013		As of December 31, 2012
	As previously reported	As adjusted	As previously reported	As adjusted	As previously reported	As adjusted
Net cash provided by operating activities	1,013	1,035	673	715	767	803
Net cash used in financing activities	(721)	(743)	(490)	(532)	(249)	(285)

Schedule of future aggregate annual maturities of long-term debt
The following table presents the future aggregate annual maturities of long-term debt excluding unamortized discounts:

Year ended December 31, (in millions)	Par Amount
2015	$83
2016	66
2017	1,512
2018	5,992
2019	1,597
Thereafter	11,755
Total	$21,005